Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 177,206	$ 150,612
Derivative liabilities	183,953	163,763
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	177,206	150,612
Derivative liabilities	183,953	163,763
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	35	38
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	462	392
Derivative liabilities	$ 1,347	$ 1,221